Supplement Dated November 1, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated November 1, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective November 1, 2012, unless otherwise noted.

Please remove all references to Steven B. Young, Mark Pliska, and Deepesh Srivastava as portfolio manager for the following funds:  JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund.

Please remove all references to Anne Wade as portfolio manager for the JNL/Capital Guardian Global Diversified Research Fund.

In the summary prospectus for each of the JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund in the section entitled “Portfolio Managers” please add:

Name:	Joined Fund Management Team In:	Title:
William Harding	November 2012	Vice President and Portfolio Manager

In the summary prospectus for the JNL/Capital Guardian Global Diversified Research Fund in the section entitled “Portfolio Managers” please add:

Name:	Joined Fund Management Team In:	Title:
Patricio Ciarfaglia	November 2012	Vice President of Capital International Research Inc., an affiliate of CGTC

In the prospectus for each of the JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund in the section entitled “The Adviser and Portfolio Management,” please delete the second paragraph and remove all references to and biographical information provided for Steven B. Young, Mark Pliska, and Deepesh Srivastava in its entirety and replace it with the following:

The Fund is managed by William Harding, who is responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

Mr. Harding is Vice President, Head of Investment Management for JNAM since October 2012.  Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research.  Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation..  Mr. Harding graduated from University of Colorado, Boulder with a Bachelor of Science degree in Business.  He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

In the prospectus for the JNL/Capital Guardian Global Diversified Fund in the section entitled “The Adviser and Portfolio Management,” please delete the third and fourth paragraphs and remove all references to and biographical information provided for Anne Wade in its entirety and replace it with the following:

Patricio Ciarfaglia serves as the research portfolio coordinator for the Fund since November 2012.

Patricio Ciarfaglia is a Vice President, Research Portfolio Coordinator and investment analyst for Capital International Research, Inc. with international and Europe equity responsibilities.  Mr. Ciarfaglia joined Capital International in 2008 from Harvard Business School. During his summer, he was a research analyst for Brandes Investment Partners. Before business school, Mr. Ciarfaglia worked for Merrill Lynch's Private Wealth department for six years, the last two of which he worked as a senior private wealth associate.  Mr. Ciarfaglia earned a bachelor's (with honors) in accounting from the Universidad Catolica Argentina and holds the Chartered Financial Analyst® designation. He is based in London.

This supplement is dated November 1, 2012.

(To be used with JMV7698 04/12, JMV7698SB 04/12, VC5869 04/12, VC5869SB 04/12, VC5869H 04/12, JMV7697 04/12, JMV7697SB 04/12, VC5890 04/12, VC5890H 04/12, VC5890SB 04/12, VC5890ML 04/12, VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV8798SB 04/12, JMV5763ML 04/12, JMV5763WF 04/12, JMV9476 09/12, JMV9476ML 09/12, JMV9476WF 09/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV2731 04/12, JMV2731H 04/12, JMV8037 04/12, JMV8037H 04/12, JMV7698NY 04/12, JMV7698NYSB 04/12, NV5869 04/12, NV5869SB 04/12, JMV7697NY 04/12, JMV7697NYSB 04/12, NV5890 04/12, NV5890SB 04/12, NV4224 04/12, NV4224SB 04/12, NV4224WF 04/12, JMV9476NY 09/12, JMV9476WFNY 09/12, NMV2731 04/12, JMV8037NY 04/12, FVC4224FT 04/12, FVC4224FTH 04/12, VC6016 04/12, VC5526 04/12, VC5526H 04/12, VC3656 04/12, VC3656H 04/12, VC3657 04/12, VC3657H 04/12, VC3723 04/12, VC3723H 04/12, NV6016 04/12, NV5526 04/12, NV3174 04/12, NV3174CE 04/12, and NV3784 04/12.)

CMV10075 11/12

(To be used with VC5825 04/12, VC5825H 04/12, VC5885 04/12, VC5885H 04/12, VC5884 04/12, VC5884H 04/12, and NV5825 04/12.

CMU10076 11/12

Supplement Dated November 1, 2012
To The Statement of Additional Information
Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

On pages 106 and 107, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please delete the tables for Anne Wade in its entirety and add the following tables in its place:

JNL/Capital Guardian Global Diversified Research Fund

The following tables reflect information as of September 30, 2012:

Capital Guardian Trust Company’s Other Accounts 1

Research Portfolio Coordinator	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Ciarfaglia, Patricio	0	0	0	0	0	0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as Research Portfolio Coordinator.  Personal brokerage accounts of the Research Portfolio Coordinator and her family are not reflected.

Capital Guardian Trust Company’s Fee Based Accounts1

Research Portfolio Coordinator
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
The following information is a subset of “Other Accounts Managed” in the chart above.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Ciarfaglia, Patricio	0	0	0	0	0	0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as Research Portfolio Coordinator.  Personal brokerage accounts of the Research Portfolio Coordinator and her family are not reflected.

On page 128, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please delete the tables for Steven B. Young, Mark Pliska, and Deepesh Srivastava in its entirety and add the following tables in its place:

JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund

The following table reflects information as of October 31, 2012:

William Harding*	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0
* Mr. Harding became the portfolio manager November 1, 2012.

On page 108, please delete the table entitled “Security Ownership of Research Portfolio Coordinator for the JNL/Capital Guardian Global Diversified Research Fund” and replace it with the following:

Security Ownership of Research Portfolio Coordinator for the JNL/Capital Guardian Global Diversified Research Fund

Security Ownership of Research Portfolio Coordinators	Patricio Ciarfaglia
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 129, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/S&P 4 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/American Funds Balanced Allocation Fund, the JNL/American Funds Growth Allocation Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/S&P 4 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund

Security Ownership of Portfolio Managers	William Harding
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated November 1, 2012.

(To be used with V3180 04/12 and V3180PROXY 04/12.)

CMX10077 11/12